General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of General and Administrative Expenses

	01/01 to 12/31/2019	01/01 to 12/31/2018	01/01 to 12/31/2017
Personnel expenses (*)	(28,415)	(24,846)	(23,276)
Compensation	(9,548)	(10,226)	(9,305)
Employee profit sharing	(5,183)	(4,425)	(3,836)
Welfare benefits	(3,856)	(3,764)	(3,374)
Provision for labor claims and Dismissals	(5,640)	(2,907)	(3,427)
Payroll charges	(3,276)	(3,011)	(2,832)
Share-based compensation plan (Note 20)	(242)	(226)	(234)
Training	(178)	(253)	(232)
Other	(492)	(34)	(36)
Administrative expenses	(15,912)	(17,268)	(16,289)
Third party services	(4,571)	(4,482)	(4,161)
Data processing and telecommunications	(4,278)	(4,273)	(4,152)
Installations	(2,068)	(3,306)	(3,132)
Advertising, promotions and publicity	(1,325)	(1,419)	(1,167)
Financial services expenses	(798)	(790)	(833)
Security	(744)	(754)	(723)
Transportation	(364)	(350)	(339)
Materials	(330)	(339)	(350)
Travel expenses	(240)	(232)	(214)
Other	(1,194)	(1,323)	(1,218)
Depreciation and Amortization	(4,630)	(3,332)	(3,034)
Other expenses	(12,055)	(12,092)	(10,895)
Selling – credit cards	(4,958)	(4,285)	(3,753)
Claims losses	(825)	(675)	(596)
Loss on sale of other assets, fixed assets and investments in associates and joint ventures	(719)	(632)	(495)
Provision for civil lawsuits (Note 29)	(848)	(464)	(1,519)
Provision for tax and social security lawsuits	(1,898)	(328)	(953)
Refund of interbank costs	(307)	(272)	(288)
Impairment	(233)	(167)	(504)
Other	(2,267)	(5,269)	(2,787)

Total	(61,012)	(57,538)	(53,494)

(*)	Includes the effects of the Voluntary Severance Program, totaling R$ 2,385.